Shareholder Report, Holdings (Details)	Sep. 30, 2025
Class A Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Class A Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
Class A Shares | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
Class A Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A Shares | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A Shares | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A Shares | NIKE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Class A Shares | The Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class A Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.59%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Class C Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Class C Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
Class C Shares | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
Class C Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C Shares | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C Shares | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C Shares | NIKE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Class C Shares | The Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class C Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Class C Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.59%
Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Class C Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class C Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Class C Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Advisor Class Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Advisor Class Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
Advisor Class Shares | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Advisor Class Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
Advisor Class Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Advisor Class Shares | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Advisor Class Shares | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Class Shares | NIKE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Advisor Class Shares | The Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Advisor Class Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Advisor Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Advisor Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
Advisor Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Advisor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
Advisor Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.59%
Advisor Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Advisor Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Advisor Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
Advisor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Advisor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Advisor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%